Share Capital and Reserves (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure of classes of share capital [line items]
General and administrative expenses		$ 99,936	$ 75,727	$ 49,957
Share Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		8,037	7,958
Shares Issuance Price Per Share		$ 47.22	$ 29.41
Percentage Of Total Issued Shares Excluding Treasury Shares Of Kenon		3.00%
Fair value of the shares granted		$ 267	$ 234	267
General and administrative expenses		$ 292	$ 258	$ 350
Capital reduction	$ 552,000
Capital distribution aggregate amount per share	$ 10.25
Board of Director [Member]
Disclosure of classes of share capital [line items]
Shares Issuance Price Per Share					$ 3.5	$ 1.86
Fair value of the shares granted					$ 189,000	$ 100,000
Parents Member
Disclosure of classes of share capital [line items]
Shares Issuance Price Per Share							$ 2.23
Fair value of the shares granted							$ 120,000
ZIM [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised		407	4.7
Increase in capital reserve attributable to owners of the Company		$ 5,500	$ 5,400
Opc Member
Disclosure of classes of share capital [line items]
Number of share options exercised		272	250
Increase in capital reserve attributable to owners of the Company		$ 2,700	$ 1,600